Income Tax Expense - Reconciliations of Effective Income Tax Rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before tax	¥ 956,478	¥ 282,751	¥ 831,892
Income tax expense	¥ 251,402	¥ 51,768	¥ 184,306
Effective income tax rate	26.30%	18.30%	22.20%
Effective statutory tax rate in Japan	30.60%	30.60%	30.60%
Non-Japanese earnings	(1.60%)	(4.40%)	(3.00%)
Tax impact of impairment losses of goodwill	1.40%
Tax impact of share of post-tax profit in associates and joint ventures	(1.20%)	(2.60%)	(1.50%)
Nontaxable dividends received	(0.70%)	(3.30%)	(4.80%)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.50%)	(20.00%)	(0.80%)
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures-net	0.10%	18.90%	1.80%
Gains on step acquisition of subsidiaries and associates and joint ventures which were not taxable		(2.40%)	1.00%
Others-net	(1.80%)	1.50%	(1.10%)
Effective income tax rate	26.30%	18.30%	22.20%